SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

20.SHARE-BASED PAYMENTS

The Company has five different forms of share-based payments for eligible recipients – stock options, restricted share units (“RSUs”), deferred share units (“DSUs”), performance share units (“PSUs”), and bonus shares. The bonus shares have fully vested but have not yet been issued.

	Year ended December 31
Share- based payments expense	2024	2023
Stock options (note 20(a))	$1,276	$1,342
Restricted share units (note 20(b))	1,369	1,135
Deferred share units (note 20(c))	731	623
Performance share units (note 20(d))	1,439	121
Share based payments expense	$4,815	$3,221

(a)	Stock options

Stock options granted by the Company have a five-year life, with one third each vesting one, two, and three years after grant date.

	Year ended December 31
	2024			2023
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Outstanding, January 1	5,523,297	C$	4.93	9,178,889	C$	3.71
Granted	651,955		5.13	457,260		6.57
Exercised	(1,508,214)		2.82	(3,866,208)		1.71
Expired, forfeited or cancelled	(1,096,567)		7.86	(246,644)		13.14
Outstanding, December 31	3,570,471	C$	4.95	5,523,297	C$	4.93

Vested, December 31	2,360,556	C$	4.64	4,308,120	C$	4.64

The stock options granted during the year ended December 31, 2024 had a grant date fair value of C$1.6 million ($1.2 million) using the Black Scholes option pricing model with the following weighted average assumptions:

●	Share price at grant date – C$5.13, expected volatility 50%, expected life - 5 years, risk free interest rate 3.5% and expected dividends – nil.

The stock options granted during the year ended December 31, 2023 had a grant date fair value of C$1.4 million ($1.0 million) using the Black Scholes option pricing model with the following weighted average assumptions:

●	Share prices at grant dates – C$6.58 and C$6.07, expected volatility 50%, expected life – 5 years, risk free interest rate 3.0% and expected dividends – nil.

The stock options outstanding at December 31, 2024, were as follows:

	Weighted
	average remaining	Range of exercise			Number
Weighted average remaining contractual life	life (years)	prices (C$)			outstanding
Less than 3 months	0.2	$2.21	–	2.39	608,386
	0.3	$5.13	–	$5.37	296,998
	0.3	$6.58			35,406
	0.1	$8.81			2,982
4 to 12 months	0.3	$2.58			25,000
	0.7	$5.80			10,000
	0.7	$6.03	–	$7.63	205,964
	0.7	$8.55			4,770
13 to 24 months	1.3	$4.04	–	$4.80	575,592
	1.1	$7.43			8,820
25 to 36 months	2.5	$3.71	–	$3.88	43,580
	2.4	$5.06	–	$5.98	739,265
More than 3 years	4.3	$5.13			600,840
	3.2	$6.07	–	$6.58	412,868
	1.9	$2.21	–	$8.81	3,570,471

Subsequent to the reporting period, 332,404 stock options were exercised, for gross proceeds to the Company of $1.3 million.

(b)	Restricted share units (“RSUs”)

RSUs awarded by the Company typically vest one-third each one, two, and three years after award date.

	Year ended December 31
Number of RSUs outstanding:	2024	2023
Outstanding, January 1	580,219	443,267
Awarded	409,014	295,429
Vested and settled	(161,343)	(152,203)
Forfeitures	(6,850)	(6,274)
Outstanding, December 31	821,040	580,219

		Number vesting in the year
Number of RSUs outstanding:	Total	2024	2025	2026	2027
Outstanding, December 31, 2023	580,219	333,720	150,102	96,397	—
Outstanding, December 31, 2024	821,040	—	469,729	221,450	129,861

Restricted Share Units (“RSUs”) are valued based on the closing price of the Company’s common shares on the trading day immediately prior to award. As at December 31, 2024, all RSU’s outstanding were accounted for as equity-settled.

During the year ended December 31, 2024, there were no RSUs settled in cash (2023 – 94,063 RSUs settled in cash for $0.5 million).

(c)	Deferred share units (“DSUs”)

DSUs are awarded by the Company to directors. These DSUs vest immediately but are not settled until the end of the director’s tenure. They may be settled in cash or common shares at the option of the Company. DSUs are valued using the closing price of the Company’s common shares immediately prior to award.

	Year ended December 31
Number of DSUs outstanding:	2024	2023
Outstanding, January 1	701,927	559,725
Awarded and vested immediately	192,976	142,202
Outstanding, December 31	894,903	701,927

Vested, December 31	894,903	701,927

(d)Performance share units (“PSUs”)

In March 2023, the Board of Directors approved a PSU plan for certain officers of the Company. The PSUs cliff vest after three years and are settled in cash. The cash payment upon vesting will be based on the number of PSUs, multiplied by the five-day volume weighted average price of the Company’s shares upon vesting, which is then multiplied by a “performance percentage”. The performance percentage ranges from 0% to 200% based on the Company’s total shareholder return compared to a peer group, consisting of the constituents of the S&P/TSX Global Gold Index.

We recognize share-based compensation expense related to these PSUs over the vesting period.  We charge or credit to earnings at each reporting period the change in fair value of the PSU liability.  This fair value is generally dependent on quoted market values of the Company and the peer group, the lapsed portion of the vesting period, the number of PSUs expected to vest, and the expected performance percentage.

We valued our PSU liabilities using a Monte Carlo model leading to a standard error of less than 1%.  As at December 31, 2024, the PSU liability totaled $1.5 million and is included in other long term liabilities (December 31, 2023 – $0.1 million).

On March 30, 2024, the Company awarded a total of 324,139 PSUs.

	Year ended December 31
Number of PSUs outstanding:	2024	2023
Outstanding, January 1	198,737	—
Awarded during the year	324,139	198,737
Outstanding, December 31	522,876	198,737

Vested, December 31	—	—

(e)Bonus shares

There are 500,000 common shares which were awarded to the non‐executive Chairman of the Company as bonus shares, which vested on June 18, 2020. Although the bonus shares have vested, they will become issuable (1) when the non‐executive Chairman ceases to act as a director of the Company, or (2) upon a change of control of the Company.